Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue
Farm Revenue					$ 153,000
Water Revenue					15,000
Member assessments	25,000	34,000	73,000	83,000	25,000
Other Income					3,000	11,000
Total Revenue					196,000	11,000
Direct cost of revenue					285,000
Gross Profit					(89,000)	11,000
Operating Expenses:
General and administrative	1,932,000	800,000	4,769,000	2,475,000	2,653,000	2,055,000
Stock based compensation					4,841	118
Depreciation and amortization	24,000	8,000	73,000	21,000	24,000	7,000
Total operating expenses	1,956,000	808,000	4,842,000	2,496,000	7,518,000	2,180,000
(Loss) from operations	(1,931,000)	(774,000)	(4,769,000)	(2,413,000)	(7,607,000)	(2,169,000)
Other income (expense)
Gain (loss) on sale of investments					40,000	33,000
Interest income					1,000	42,000
Net interest expense	(251,000)	(109,000)	(634,000)	(283,000)	(745,000)	(54,000)
Warrant (expense)					(218,000)
Gain (Loss) from previous non-controlling interest		(273)
Gain (Loss) on extinguishment of notes payable	384,000		196,000
Other income (expense)	(18,000)	(37,000)	(10,000)	(125,000)	13,000
Total other income (expense)	115,000	(419,000)	(448,000)	(408,000)	(909,000)	21,000
Net (Loss) from continuing operations before taxes	(1,816,000)	(1,193,000)	(5,217,000)	(2,821,000)	(8,516,000)	(2,148,000)
Income tax (provision) benefit						314,000
Net (Loss) from continuing operations	(1,816,000)	(1,193,000)	(5,217,000)	(2,821,000)	(8,516,000)	(1,834,000)
Discontinued Operations (Note 10)
Loss from operations of discontinued real estate and mortgage business	(100,000)	(150,000)	(131,000)	(630,000)	(946,000)	(1,427,000)
Income tax (provision) benefit from discontinued operations						161,000
(Loss) on discontinued operations	(100,000)	(150,000)	(131,000)	(630,000)	(946,000)	(1,266,000)
Net (Loss)	(1,916,000)	(1,343,000)	(5,348,000)	(3,451,000)	(9,462,000)	(3,100,000)
Net loss (income) attributable to the noncontrolling interest (Note 2)	7	(9)	(18)		(4)	175
Net (Loss) attributable to Two Rivers Water Company	(1,909,000)	(1,352,000)	(5,366,000)	(3,451,000)	(9,466,000)	(2,925,000)
(Loss) from continuing operations	(80)	(80)	(240)	(190)	(600)	(200)
(Loss) from discontinued operations		$ (10)		$ (50)	$ (70)	$ (130)
Total	$ (0.08)	$ (0.09)	$ (0.24)	$ (0.24)	$ (0.67)	$ (0.33)
Weighted Average Shares Outstanding:
Basic and Dilutive	$ 22,054	$ 15,522	$ 21,832	$ 14,387	$ 14,148	$ 8,959